ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS (Tables)	6 Months Ended
Dec. 31, 2022
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Schedule of consideration of payment	Consideration of payment (amounts in thousands of dollars):

Shares issued	154,795
Assumed RSU & Stock options	1,620
Cash payment	29
Total consideration	156,444

Schedule of assets acquired and liabilities assumed

Net assets incorporated

Cash and cash equivalents	4,402
Trade receivables	6,855
Other receivables	1,423
Inventories	11,183
Property, plant and equipment	12,607
Right of use assets,net	3,005
Intangible assets	17,766
Restricted cash	1,560
Other assets	683
Trade and other payables	(22,653)
Lease liabilities	(3,245)
Borrowings	(25,586)
Other liabilities	(857)

Revaluation of existing assets

Property, plant and equipment	494
Intangible assets	79,053
Deferred tax	(16,705)

Total net assets identified	69,985

Goodwill	86,459

Total consideration	156,444